Property and Equipment, Net - Schedule of Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 851	¥ 5,854	¥ 1,027	¥ 550
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation		810	90	152
Sales and Marketing Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation		3,865	782	156
Research and Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation		894	110	196
General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation		¥ 285	¥ 45	¥ 46